Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Research and Development (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development	$ 5,716,000	$ 4,144,000
Depreciation expense	6,485,000	5,060,000
Increase (decrease) in adjustment to loss before income tax	(5,978,000)	(31,258,000)
(Condensed Consolidated Balance Sheet)
Property and equipment, net	41,340,000		$ 32,530,000
Adjustment to accumulated deficit	$ (194,295,000)		(186,174,000)
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development		4,144,000
Depreciation expense		(66,000)
Increase (decrease) in adjustment to loss before income tax		18,670,000
(Condensed Consolidated Balance Sheet)
Property and equipment, net			(1,056,000)
Adjustment to accumulated deficit			111,578,000
Adjustments/ Reclassifications | IFRS Impact on Research and Development
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development		4,144,000
Other operating expenses		(4,144,000)
Depreciation expense		(66,000)
Increase (decrease) in adjustment to loss before income tax		$ (66,000)
(Condensed Consolidated Balance Sheet)
Property and equipment, net			(1,056,000)
Adjustment to accumulated deficit			$ 1,056,000